Series A preferred stock - Schedule of Maturities of Series A preferred Stock Redemptions (Details) - Series A Preferred Stock [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Preferred Units [Line Items]
2026	$ 5,206,648	$ 9,447,335
2027	5,347	5,206,648
2028	0	5,347
2029		0
2030 and thereafter		0
Total future undiscounted redemption payments	14,454,694	14,659,330
Less: Interest	(783,600)	(1,009,351)
Present value of redemption payments	13,671,094	13,649,979
Current portion	(9,242,699)	(9,447,335)
Long term portion	$ 4,428,395	$ 4,202,644